SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.                     [ ]
                       Post Effective Amendment No. 60                    [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 61                         [X]
                        (Check appropriate box or boxes)


                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
                    (Address of Principal Executive Offices)

                                 (212) 633-9700
              (Registrant's Telephone Number, including Area Code)


                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

                                   ----------

It is proposed that this filing will become effective (check appropriate box)

        [ ] Immediately upon filing pursuant to paragraph (b)
        [ ] On pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] On pursuant to paragraph (a)(1)
        [X] 75 days after filing pursuant to paragraph (a)(2)
        [ ] On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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             PROSPECTUS SUBJECT TO COMPLETION, DATED APRIL 13, 1999


                                 PORTFOLIO 21,
                 A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS


     Portfolio 21 is a growth stock mutual fund. The Fund seeks to provide investors with long-term growth of capital.

     The Securities  and Exchange  Commission has not approved or disapproved of
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.


                The date of this Prospectus is __________ , 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE

                          AN OVERVIEW OF THE PORTFOLIO

PORTFOLIO 21'S INVESTMENT GOALS

     The Portfolio seeks long-term growth of capital.

PORTFOLIO 21'S PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio will primarily invest in common stocks of domestic and foreign companies that satisfy certain environmental responsibility criteria. Portfolio 21 refers to the 21st century and the forward thinking that will be required to sustain us in the new century. In selecting investments, among other factors, the Advisor will concentrate on those companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor employs a "bottom-up" approach to stock selection.

PRINCIPAL RISKS OF INVESTING IN PORTFOLIO 21

     There is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down
     * Interest rates go up which can result in a decline in the equity market
     *    Growth stocks fall out of favor with the stock market
     * Stocks held by the Portfolio may not increase their earnings at the rate anticipated
     * Securities of smaller-capitalization companies involve greater risk than investing larger- capitalization companies
     * Adverse developments occur in foreign markets. Foreign investments involve greater risk.
     * The Portfolio's environmental policy could cause it to underperform similar funds that do not have an environmental policy.

WHO MAY WANT TO INVEST IN PORTFOLIO 21

The Portfolio may be appropriate for investors who:

     * Want an equity investment in companies that are environmentally responsible
     *    Are pursuing a long-term goal such as retirement

     * Want to add an investment with growth potential to diversify their investment portfolio
     * Are willing to accept higher short-term risk along with higher potential for long-term growth

          The Portfolio may not be appropriate for investors who:

     *    Need regular income or stability of principal
     *    Are pursuing a short-term goal or investing emergency reserves

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price ) ............................  None
Maximum deferred sales charge (load)
    (as a percentage of the lower of original purchase
    price or redemption proceeds) ...................................  None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)

Management Fees .....................................................  1.00%
Other Expenses ......................................................
Total Annual Fund Operating Expenses ................................
                                                                       ----

* Other Expenses are estimated for the first fiscal year of the Portfolio. The Advisor has agreed to reduce its fees and/or pay expenses of the Portfolio to insure that the Portfolio's Total Annual Fund Operating Expenses will not exceed 1.50% for a minimum period ending March 31, 2000. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Portfolio if the Portfolio's expenses are less than the limit agreed to by the Portfolio. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This Example is intended to help you compare the costs of investing in shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

One Year ............................  $
Three Years .........................  $

     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

     The Portfolio's investment goal is long-term growth of capital.

     The Portfolio is a non-diversified fund that will concentrate its investments in stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may invest in domestic as well as foreign securities, including American Depositary Receipts ("ADRs").

     The Portfolio will concentrate its investments in companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor believes the essence of environmental sustainability is the acknowledgment of the limits of nature and society's dependence on nature. It recognizes the fundamental challenge we face: meeting human needs without undermining nature's ability to support our economy in the future. Some of these companies are changing the landscape of the industry they are in or are forcing others in their industry to catch up. Others have product lines that are ecologically superior to their competition. Still others are developing vitally needed technologies that will provide cleaner energy sources for the future.

     Companies selected for consideration must display some or all of the following qualities:

     *    Corporate   leadership  that  has  made  an  explicit   commitment  to
          sustainable practices and has allocated significant resources to achieve these goals
     * Earnings improvements that are derived from the efficient use and reuse of resources
     *    Ecologically superior product lines
     *    Investments in renewable energy
     *    Innovative transportation and distribution strategies
     * Fair and efficient use of resources with respect to meeting human needs

     The Advisor focuses on individual companies that meet their environmental sustainability criteria. This is often referred to as a "bottom-up" approach to investing. The Advisor then consider's the company's standing relative to its competition in such areas as the ecological impact of its products and services, investments in sustainable technologies and processes, resource efficiency, waste and pollution intensity and environmental management. Companies that meet these criteria are investigated further through a review of their financial and environmental statements, third party research and personal contact with company representatives.

     On an ongoing basis, all companies are reviewed to confirm their continued commitment to sustainability. Decisions to sell a security will be made when one or both of the following occurs:

     *    The company no longer meets the environmental sustainability criteria
     *    The company no longer meets minimum financial standards

     Under normal market conditions, the Portfolio will say fully invested in stocks. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

     In keeping with its investment approach, the Advisor does not anticipate frequent buying and selling of securities. This means that the Portfolio should have a low rate of portfolio turnover and the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.

                       RISKS OF INVESTING IN THE PORTFOLIO

     The principal risks of investing in the Portfolio that may adversely affect the Portfolio's net asset value or total return are discussed above in "Principal Risks of Investing in Portfolio 21." These risks are discussed in more detail below.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     MANAGEMENT RISK. The risk that a strategy used by the Advisor may fail to produce the intended result.

     SMALLER AND NEWER COMPANIES RISK. Investing in securities of smaller and newer companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

     FOREIGN SECURITIES RISK. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reporting requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs;
(7) potential adverse effects of the euro conversion; and (8) greater possibility of not being able to sell securities on a timely basis.

     ENVIRONMENTAL SUSTAINABILITY POLICY RISK. The Portfolio's environmental sustainability policy could cause it to underperform similar funds that do not have such a policy. Among the reasons for this are (a) growth stocks that meet the Portfolio's environmental sustainability criteria could underperform those stocks that do not meet this criteria; and (b) a company's environmental policies could cause the Portfolio to sell or not purchase stocks that subsequently perform well.

     YEAR 2000 RISK. The risk that the Portfolio's operations could be disrupted by year 2000- related computer system problems. This situation may negatively affect the companies in which the Portfolio invests and by extension the value of the Portfolio's shares. Although the Portfolio's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

                               INVESTMENT ADVISOR

     Progressive Investment Management Corporation is the investment advisor to the Portfolio. The investment advisor's address is 2435 SW Fifth Avenue, Portland, OR 97201. The investment advisor, which was established in 1987, provides socially responsible investment management services to individual and institutional investors and manages assets of approximately $140 million. The investment advisor provides advice on buying and selling securities. The investment advisor also furnishes the Portfolio with office space and certain administrative services and provides most of the personnel needed by the Portfolio. For its services, the Portfolio pays the investment advisor a monthly management fee based upon the average daily net assets of the Portfolio at the rate of 1.00% annually.

     The Portfolio will be managed by a committee of investment professionals associated with the Advisor.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     There are several ways to purchase shares of the Portfolio. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Portfolio by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call __________. To open an account by wire or to open an retirement account, call _________ for instructions. You may also buy shares of the Portfolio through your financial representative. After your account is open, you may add to it at any time. The Portfolio reserves the right to reject any purchase in whole or in part.

     You may buy and sell shares of the Portfolio through certain brokers (and their agents) that have made arrangements with the Portfolio to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Portfolio's Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio's prospectus.

     You may open a Portfolio account with $5,000 and add to your account at any time with $100 or more. You may open a retirement account with $1,000 and add to your account at any time with $100 or more. Automatic investment plans allow you to open a Fund account with $1,000 and add to your account with $100 or more. The minimum investment requirements may be waived from time to time by the Portfolio.

     BY MAIL. You may send money to the Portfolio by mail. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to the "Portfolio 21") to the Portfolio at the following address:

Portfolio 21
P.O. Box _______________
Kansas City, MO 64141-____

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Portfolio 21" in the envelope provided with your statement to the address noted above. Your account number should be written on the check.

     BY OVERNIGHT DELIVERY. If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office. In that case, you should use the following address:

Portfolio 21
c/o National Financial Data Services
330 West 9th Street
Kansas City, MO 64105

     BY WIRE. If you are making an initial investment in the Portfolio, before you wire funds you should call the Transfer Agent at (800) _______ to advise them that you are making an investment by wire. The Transfer agent will give you your account number. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Fund Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

Investors Fiduciary Trust Company
ABA Routing Number: _____________
for credit to Portfolio 21
DDA #_______________
for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Portfolio

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Portfolio.

     AUTOMATIC INVESTMENT PLAN. You may make regular investments through automatic periodic deductions from your bank checking or savings account. Under this Plan, after your initial investment, you authorize the Portfolio to withdraw from your personal checking or savings account each month an amount that you wish to investment which must be at least $100. If you wish to invest on a periodic basis, when opening your Portfolio account complete the Automatic Investment Plan section of the Account Application Form and mail it to the Portfolio at the address listed above. Current shareholders may choose at any time to enroll in the Automatic Investment Plan. Call (800) ______ for instructions. The Portfolio may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. Your termination letter must be received by the Transfer Agent sufficiently in advance of the next scheduled withdrawal.

     RETIREMENT PLANS. The Portfolio offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling ___________. If you wish to open another type of retirement plan, please contact the Portfolio at ______________..

HOW TO SELL SHARES

     You may sell (redeem) your Portfolio shares on any day the Portfolio and the New York Stock Exchange ("NYSE") are open for business either directly to the Portfolio or through your investment representative.

     BY MAIL. You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. Call the Transfer Agent for details. You should send your redemption request to:

Portfolio 21
c/o National Financial Data Services
P.O. Box _____________
Kansas City.., MO 64141-____

     BY TELEPHONE. If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at _________ before the close of trading on the NYSE. This is normally 4:00 p.m. Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Portfolio and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Application. Such persons may request that the shares in your account be redeemed. Redemption proceeds will be mailed to the address of record on your account or transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolio and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Portfolio may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at _____________ for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occur, you may make your redemption request in writing.

     Certain redemption requests require that the signature or signatures on the account have to be guaranteed. Call (800)______________ for instructions.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, you will not be permitted to redeem those shares until one business day after your completed Account Application is received by the Portfolio. If you did not purchase your shares with a certified check or wire, the Portfolio may delay payment of your redemption proceeds for 15 days from the date of purchase or until your check has cleared, whichever occurs first.

     The Portfolio may redeem the shares in your account if the value of your account is less than $___ as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $____ before the Portfolio makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $___ before the Portfolio takes any action.

     The Portfolio has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Portfolio's holdings. It is not expected that the Portfolio would do so except in unusual circumstances.

     AUTOMATIC WITHDRAWAL PROGRAM. As another convenience, you may redeem your Portfolio shares through the Automatic Withdrawal Program. If you elect this method of redemption, the Portfolio will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Portfolio account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Portfolio. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent at:

National Financial Data Services
P.O. Box ______________
Kansas City, MO 64141-____

PRICING OF PORTFOLIO SHARES

     The price of the Portfolio's shares is based on the Portfolio's net asset value. This is done by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. The Portfolio's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Portfolio's liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Portfolio shares or the amount you will receive when you sell your Portfolio shares is based on the net asset value next calculated after your order is received and accepted.

     The net asset value of Portfolio shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

     The Portfolio will make distributions of dividends and capital gains, if any, annually, usually on or about December 31 of each year. Because of its investment strategies, the Portfolio expects that its distributions will primarily consist of capital gains.

     You can choose from three distribution options: (i) reinvest all distributions in additional Portfolio shares; (2) receive distributions from net invest income in cash or by automatic clearing house to a pre-designated bank account while reinvesting capital gain distributions in additional Portfolio shares; or (3) receive all distributions in cash or by automatic clearing house. Call (800) _____ for wire instructions. If you wish to change your distribution option, write to National Financial Data Services before payment of the distribution. If you do not select an option when you open your account, all distributions will be reinvested in Portfolio shares. You will receive a statement confirming reinvestment of distributions in additional Portfolio shares promptly following the quarter in which the reinvestment occurs.

     If a check representing a Portfolio distribution is not cashed within a specified period, the Transfer agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Portfolio. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Portfolio.

TAX CONSEQUENCES

     The Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long you owned your Portfolio shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

     If you sell your Portfolio shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                  PORTFOLIO 21,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

For investors who want more information about the Portfolio, the following document is available free upon request:


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolio and is incorporated into this Prospectus.

You can get free copies of SAI, request other information and discuss your questions about the Portfolio by contacting the Portfolio at:

                        National Financial Data Services
                                 P.O. Box ______
                           Kansas City, MO 64141-____
                              Telephone: 1-800-____

You can review and copy information about the Portfolio including the Portfolio's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009 or by calling 1-800-SEC-0330.

*    Free of charge from the Commission's Internet website at http://www.sec.gov

                                                         (Investment Company Act
                                                          file no. 811-5137)

        STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO COMPLETION, DATED
                                 APRIL 13, 1999


                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated __________, 1999

                                  PORTFOLIO 21,
                  a series of Professionally Managed Portfolios

                              2435 SW Fifth Avenue
                               Portland, OR 97201
                              (800)________________

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated _______, 1999, as may be revised, of PORTFOLIO 21 (the "Portfolio"), a series of Professionally Managed Portfolios (the "Trust"). Progressive Investment Management Corporation (the "Advisor") is the advisor to the Portfolio. A copy of the Portfolio's Prospectus dated __________, 1999 is available by calling the number listed above


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                                TABLE OF CONTENTS

An Overview of the Portfolio.............................................. B-
The Trust ................................................................ B-
Investment Objective and Policies ........................................ B-
Distributions and Tax Information ........................................ B-
Trustees and Executive Officers........................................... B-
The Portfolio's Investment Advisor ....................................... B-
The Portfolio's Administrator ............................................ B-
The Portfolio's Distributor............................................... B-
Portfolio Transactions and Brokerage ..................................... B-
Portfolio Turnover ............................ .......................... B-
Additional Purchase and Redemption Information............................ B-
Determination of Net Asset Value ......................................... B-
Performance Information .................................................. B-
General Information ...................................................... B-
Financial Statements ..................................................... B-
Appendix ................................................................. B-

                          AN OVERVIEW OF THE PORTFOLIO

WHAT IS PORTFOLIO 21?

Portfolio 21 is a no load mutual fund developed by Progressive Investment Management for individuals and institutions committed to investing in a sustainable future. Unlike a more traditionally screened investment program, Portfolio 21 concentrates on companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. We believe that companies using sustainability principles as a core part of their business strategies are positioned to prosper in the future and are more efficient and profitable today.


WHY PORTFOLIO 21?

Ecological pressures such as population, consumption, and resource depletion are having a real and increasing effect on business and the world. The classic response of business has been to view environmental initiatives as harmful to the economy and the bottom line. However, a growing number of corporate leaders disagree.

Corporations must take a central role in creating a sustainable economy that does not undermine the productive capacity of nature. Many companies now recognize the enormous opportunity that exists to prosper by providing the products, services and technologies that are needed to create a sustainable society. These companies are developing cleaner energy sources, resource efficient production methods, products that are designed to be reused and rebuilt, raw materials that are benign, and processes that produce little or no waste. These companies are shaping a new economy that supports a healthy human balance with nature

HOW IS PORTFOLIO 21 DIFFERENT FROM OTHER SOCIALLY RESPONSIBLE MUTUAL FUNDS?

There are several differences between Portfolio 21 and many of the other socially responsible mutual funds. While most socially responsible mutual funds use a broad range of social criteria, Portfolio 21 invests in companies that have taken affirmative steps toward incorporating environmental sustainability into their business strategies and activities. The goal is to identify companies that recognize the ecological crisis and that are positioning themselves to benefit from a new approach to business.

Portfolio 21 uses environmental sustainability as the primary determinant for inclusion in the portfolio. We believe that the long-term viability of corporations depends on their ability to understand and implement a business model that is based on environmental sustainability.

WHO ARE THE PEOPLE BEHIND PORTFOLIO 21?

At Progressive Investment Management, the following people are responsible for the management of Portfolio 21:

Leslie E. Christian, CFP, CFA
President

Leslie has more than 20 years experience in the investment field including nine years in New York as a Director with Salomon Brothers Inc. She is also the co-founder of the Women's Equity Mutual Fund, investing in companies supporting women in the workplace. Leslie received her bachelor's degree from the University of Washington and her MBA in Finance from the University of California, Berkeley.

Carsten Henningsen
Chairman

A pioneer of socially responsible investing, Carsten founded Progressive in 1982 as the first investment management company in the Pacific Northwest specializing in the field. He received his bachelor's degree from the University of Puget Sound in Tacoma, Washington and a diploma of international management from Stichting Nijenrode, The Netherlands School of Business in Breuklen, The Netherlands.

James Madden, CFA
Senior Portfolio Manager

In addition to his responsibilities as Progressive's senior portfolio manager, Jim has developed Progressive's shareholder activism programs. He received his bachelor's degree and his MBA from the University of Wisconsin.

Anthony S. Tursich
Financial Analyst

Tony is a Financial Analyst with Progressive, performing research and analysis of securities. He received his bachelor's degree from Montana State University in Bozeman and is currently enrolled in the Chartered Financial Analyst program, Level III.

Progressive Investment Management has assembled an Advisory Board of composed of the following individuals:

Spencer Beebe, Chairman, Ecotrust
Susan Burns, President, Natural Strategies
Catherine Gray, President, The Natural Step US
Magnus Huss, Secretary General, The Natural Step Sweden
Chris Lotspeich, Rocky Mountain Institute
Mathis Wackernagel, Director of the National Indicators Program, Redefining
  Progress

Susan  Burns,   President  of  Natural  Strategies,   serves  as  consultant  to
Progressive and has been instrumental in helping to develop the screening and selection criteria for companies in Portfolio 21.

WHAT MAKES A COMPANY A CANDIDATE FOR INVESTMENT AND WHAT IS AN EXAMPLE OF A COMPANY THAT MAY BE INCLUDED IN PORTFOLIO 21?

Portfolio 21 invests in those companies that have shown exceptional and significant leadership in sustainable business practices. Some are changing the landscape of the industry they are in, forcing others in their industry to catch up. Others have product lines that are ecologically superior to their competition; in fact, they use ecological principles as a driver for new product design. Still others are developing vitally needed technologies that will provide cleaner energy sources for the future.

Portfolio 21 companies are chosen using a rigorous screening process. First, a company selected for consideration in Portfolio 21 must have corporate leadership that has made an explicit commitment to sustainable business practices and is allocating significant resources to achieve its goals. Next, through a detailed industry profile, we identify the most critical ecological impacts and issues the company and its industry face. Next, the company is scored against criteria tailored to its industry group and is compared with its competition in such areas as the ecological aspects of its product range, the lifecycle impacts of its products and services, its relationships with suppliers, investments in sustainable technologies and processes, leadership, resource efficiency, and environmental management.

Companies considered for Portfolio 21 must be publicly traded and meet prudent financial requirements. Of particular interest is the composition of a company's earnings. Of most appeal are earnings improvements that are derived from ecologically superior product lines, the efficient use and reuse of resources, investments in renewable energy, innovative transportation and distribution strategies, and the fair and efficient use of resources with respect to meeting human needs.

WHAT ARE THE FINANCIAL CRITERIA AND HOW MUCH RISK DOES PORTFOLIO 21 HAVE IN COMPARISON TO THE S&P 500 INDEX?

Portfolio 21 is a global fund, meaning that a significant portion of its holdings may be non-US stocks. The fund will begin with approximately 30 to 40 stocks representing companies in the United States, Europe, Japan and Australia. The goal is to continue to add companies to the portfolio as they qualify.

Financial risk is composed of several factors: country and currency risk; industry risk; market capitalization; and specific company risk. Progressive Investment Management will manage portfolio risk through prudent diversification and portfolio positions that are proportionate to a company's market capitalization. The actual selection process is a bottom up approach, concentrating on the specific characteristics of each company and then qualifying the companies using criteria appropriate to their industry groups.

Portfolio 21 is not intended to reflect the exact composition of existing market indices. Due to the investment criteria specified above, the portfolio may be relatively higher or lower weighted in particular industries than the current capital markets reflect. For example, based on our industry analysis, certain industries, due to their relatively low environmental impact, are more likely to perform well compared to other industries. In addition, certain industries have a higher composition of "sustainability leaders" than other industries. For these reasons, certain industries may be represented more heavily in the portfolio. Therefore, the fund may not mirror the market performance on a quarter to quarter basis.

The approach is long term, as is consistent with a sustainability approach. A result of this approach is that the fund will have relatively low turnover, making it a potentially more efficient tax vehicle than funds with high turnover rates.

HOW DOES PORTFOLIO 21 RESEARCH COMPANIES?

The research process begins with a universe of approximately 1,500 publicly traded companies, including the S&P 500, S&P 400, and non-US stocks traded as ADRs on US exchanges. These companies are reviewed to identify those with an environmental commitment. To this list we add companies--both US and non-US--that have been recognized as leaders either by our board of advisors or other organizations. We then add companies that have participated in or sponsored environmental organizations, programs or events. In addition, we prepare a detailed analysis of each industry sector, which helps us identify leaders in each industry. Finally, an ongoing search of relevant web sites and publications identifies additional companies for analysis.

Through a series of evaluation steps, Progressive Investment Management narrows this master list to those companies that it believes may meet the sustainability criteria. These companies are investigated further through a review of their financial and environmental statements, third party research, and personal contact with company representatives.

On an ongoing basis, all companies are reviewed to confirm their continued commitments to sustainability. The company will either remain in the portfolio or will be removed. Periodically, new companies are added as they qualify.

HOW DOES PORTFOLIO 21 DEFINE SUSTAINABILITY?

Our definition of sustainability and its translation into detailed evaluation criteria have been informed by the considerable body of knowledge offered by our advisory board members and their organizations, including The Natural Step in the U.S. and Europe, Rocky Mountain Institute and Redefining Progress. To quote one of our advisory board members, Mathis Wackernagel, the co- author of the book Our Ecological Footprint: "Sustainability is securing people's quality of life within the means of nature."

Our definition of sustainability acknowledges the limits of nature and society's dependence on nature. It recognizes the fundamental challenge we face: meeting human needs without undermining nature's ability to support our economy into the future.

Our approach and criteria have been significantly informed by the work of The Natural Step, which has articulated the underlying principles necessary for a sustainable society. These principles have allowed us to translate the general concept of sustainability into specific criteria. These criteria assist us in identifying the concrete actions we are seeking in companies based on the impact of their industries as a whole.

IS PORTFOLIO 21 A NO-LOAD MUTUAL FUND?

Yes, Portfolio 21 is a no load mutual fund. The fund does not charge a 12b-1 fee or any sales loads. In addition, Progressive Investment Management has agreed to waive its fee for the first six months of the fund's operations.

                                    THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Portfolio. Progressive Investment Management Corporation ("the Advisor") is the Portfolio's investment adviser.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Portfolio. The Prospectus of the Portfolio and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to seek to provide investors with long-term growth of capital. The Portfolio primarily invests in common stocks of domestic and foreign companies that satisfy certain environmental sustainability criteria. There is no assurance that the Portfolio will achieve its objective. The Portfolio is classified as a diversified fund under federal securities laws. The discussion below supplements information contained in the Portfolio's Prospectus as to investment policies of the Portfolio.

In addition to the risks associated with particular types of securities, which are discussed below, the Portfolio is subject to general market risks. The Portfolio invests primarily in common stocks. The market risks associated with stocks include the possibility that the entire market for common stocks could suffer a decline in price over a short or even an extended period. This could affect the net asset value of your Portfolio shares.

EQUITY SECURITIES. The equity securities in which the Portfolio invests generally consist of common stock and securities convertible into or exchangeable for common stock. The securities in which the Portfolio invests are expected to be either listed on an exchange or traded in an over-the-counter market.

FOREIGN INVESTMENTS AND CURRENCIES. The Portfolio will invest in securities of foreign issuers that are not publicly traded in the United States. The Portfolio may also invest in American Depositary Receipts (ADRs") and foreign securities traded on a national securities market, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see "Forward Currency Contracts," below).

     AMERICAN DEPOSITARY RECEIPTS. The Portfolio may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of an unsponsored ADR may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored ADR.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. The Portfolio may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio's assets denominated in that currency. Such changes will also affect the Portfolio's income. The value of the Portfolio's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion could have potential adverse effects on the Portfolio's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Portfolio's operations. The Portfolio and the Advisor are working with providers of services to the Portfolio in the areas of clearance and settlement of trade in an effect to avoid any material impact on the Portfolio due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Portfolio.

     MARKET CHARACTERISTICS. The Advisor expects that many foreign securities in which the Portfolio invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Portfolio's foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on certain of the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Portfolio shareholders.

     COSTS. To the extent that the Portfolio invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

FORWARD CURRENCY CONTRACTS. The Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

ILLIQUID SECURITIES. The Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Portfolio's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Portfolio's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Portfolio might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Portfolio will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the U.S. Government security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Portfolio plus accrued interest, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

SHORT-TERM INVESTMENTS

The Portfolio may invest in any of the following securities and instruments:

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Portfolio may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

The Portfolio may not:

(1) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

(2) Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 400% of all borrowings.

(3) Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings.

(4) Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

(5) Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Portfolio in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

(6) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

(7) Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

(8) With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

     The Portfolio observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Portfolio may not:

(9) Invest in any issuer for purposes of exercising control or management.

(10) Invest in securities of other investment companies except as permitted under the 1940 Act.

(11) Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus. Also, the Portfolio expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Portfolio is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Portfolio will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Portfolio's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Portfolio will not be subject to any federal income or excise taxes. To comply with the requirements, the Portfolio must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Portfolio paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Portfolio.

Redemptions of Portfolio shares will result in gains and losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. In view of the Portfolio's investment policies, it is expected that dividends from domestic corporations may be part of the Portfolio's gross income and that, accordingly, part of the distributions by the Portfolio may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Portfolio's gross income attributable to qualifying dividends is largely dependent on the Portfolio's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, the Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Portfolio reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of the total assets of the Portfolio at the end of its fiscal year is invested in stock or securities of foreign corporations, the Portfolio may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Portfolio. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Portfolio's foreign source income (including any foreign income taxes paid by the Portfolio), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Portfolio at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Portfolio) to be included in their income tax returns. If not more than 50% in value of the Portfolio's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Portfolio will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Portfolio. In this case, these taxes will be taken as a deduction by the Portfolio.

The Portfolio may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by the Portfolio that substantially diminishes the Portfolio's risk of loss from any other position held by the Portfolio may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Portfolio that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Portfolio. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of the Portfolio's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

The Portfolio will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Portfolio. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Portfolio.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by the Portfolio's management, and counsel to the Portfolio has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolio. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 04/03/50 President and Trustee

915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants); Executive Vice President of Investment Company Administration LLC ("ICA") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Funds' Distributor) since 1990.

Dorothy A. Berry, 08/12/43 Chairman and Trustee

14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger* 11/17/56 Secretary

915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth* 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group; President of ICA and FFD.

* Indicates an "interested person" of the Trust as defined in the 1940 Act.

Set forth below is the rate of compensation received by the following Trustees from all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee                     Total Annual Compensation
---------------                     -------------------------
Dorothy A. Berry                              $25,000
Wallace L. Cook                               $20,000
Carl A. Froebel                               $20,000
Rowley W.P. Redington                         $20,000

It is estimated that during the Portfolio's first fiscal year, Trustees fees and expenses to be allocated to the Portfolio should not exceed $3,000.

                       THE PORTFOLIO'S INVESTMENT ADVIS0R

As stated in the Prospectus, investment advisory services are provided to the Portfolio by Progressive Investment Management Corporation, the Advisor, pursuant to an Investment Advisory Agreement. After its initial two year term, the Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Portfolio), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                          THE PORTFOLIO'S ADMINISTRATOR

The Portfolio has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 2020 East Financial Way, Ste. 100, Glendora, CA 91741 and 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolio; prepare all required filings necessary to maintain the Portfolio's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio related expenses; monitor and oversee the activities of the Portfolio's servicing agents

(i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolio's daily expense accruals; and perform such additional services as may be agreed upon by the Portfolio and the Administrator.

For its services, the Administrator receives a monthly fee from the Portfolio at the following annual rate:

Less than $15 million                     $30,000
$15 million to $50 million                   0.20%
$50 million to $100 million                  0.15%
$100 million to $150 million                 0.10%
over $150 million                            0.05%

                           THE PORTFOLIO'S DISTRIBUTOR

First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Portfolio's principal underwriter in a continuous public offering of the Portfolio's shares. After its initial two year term, the Distribution Agreement between the Portfolio and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio to which the Distribution Agreement applies (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment  Advisory  Agreement,  the Advisor  determines  which securities are to be purchased and sold by the Portfolio and which broker-dealers will be used to execute the Portfolio's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Portfolio also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Portfolio, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Portfolio subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Portfolio's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Portfolio, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Portfolio or to the Advisor, even if the specific services are not directly useful to the Portfolio and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Portfolio may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Portfolio.

Investment decisions for the Portfolio are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Portfolio and one or more of such client accounts. In such event, the position of the Portfolio and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Portfolio at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day's transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

The Portfolio does not place securities transactions through brokers solely for selling shares of the Portfolio, although the Portfolio may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Portfolio for their customers.

                               PORTFOLIO TURNOVER

Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolio's Prospectus regarding the purchase and redemption of Portfolio shares.

HOW TO BUY SHARES

You may purchase shares of the Portfolio from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Portfolio shares is the net asset value. The Portfolio receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Portfolio will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolio's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of the Advisor or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

HOW TO SELL SHARES

You can sell your Portfolio shares any day the NYSE is open for regular trading, either directly to the Portfolio or through your investment representative. The Portfolio will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments  to  shareholders  for  Portfolio  shares  redeemed  directly  from the
Portfolio will be made as promptly as possible but no later than seven days after receipt by the Portfolio's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolio's Prospectus, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolio's shareholders. At various times, the Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

SELLING SHARES DIRECTLY TO THE PORTFOLIO

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Portfolio receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Portfolio may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF PROCEEDS

The Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming Portfolio shares and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to the Portfolio in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Portfolio may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Portfolio nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

Subject to compliance with applicable regulations, the Portfolio has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Portfolio's securities at the time of redemption or repurchase.

                        DETERMINATION OF NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Portfolio will be determined once daily as of the close of public trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The Portfolio does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Portfolio shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Portfolio's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                             PERFORMANCE INFORMATION

From time to time, the Portfolio may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolio's average annual compounded rate of return over the most recent four calendar quarters and the period from the Portfolio's inception of operations. The Portfolio may also advertise aggregate and average total return information over different periods of time.

The Portfolio's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Portfolio's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Portfolio.

Investors should note that the investment results of the Portfolio will fluctuate over time, and any presentation of the Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Portfolio's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

Where:  P    =  a hypothetical initial purchase order of $1,000
        T    =  average annual total return
        n    =  number of years
        ERV  =  ending redeemable value  of the  hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized.

                               GENERAL INFORMATION

Investors in the Portfolio will be informed of the Portfolio's  progress through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

Investor's Fiduciary Trust Company acts as Custodian of the securities and other assets of the Portfolio. National Financial Data Services, P.O. Box _____, Kansas City, MO 64141-____, acts as the Portfolio's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Portfolio.

_________________________ are the independent auditors for the Portfolio.

Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Portfolio.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Portfolio's assets for any shareholder held personally liable for obligations of the Portfolio or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Portfolio. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations.

                              FINANCIAL STATEMENTS

The Portfolio's annual report to shareholders for its first fiscal year will be a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein will be incorporated by reference in future SAIs.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                         PART C
ITEM 23. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen stock certificate (6)
     (4)  Form of Investment Advisory Agreement
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian  Agreement with Star Bank, NA (5)
     (8) (1) Form of Administration Agreement with Investment Company Administration, LLC (3)
          (2)(a) Fund Accounting Service Agreement with American Data
                 Services (5)
          (2)(b) Transfer Agency and Service Agreement with American Data Services (5)
          (3) Transfer Agency and Fund Accounting Agreement with Countrywide Fund Services (4)
          (4) Transfer Agency Agreement with Provident Financial Processing Corporation (7)
     (9)  Form of Opinion and Consent of Counsel
     (10) Not applicable
     (11) Not applicable
     (12) No undertaking in effect
     (13) Not applicable
     (14) Not applicable
     (15) Not applicable

----------
1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
7    To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007
      James C. Edwards & Co., Inc.       File No. 801-13986
      Duncan-Hurst Capital
       Management, Inc.                  File No. 801-36309
      Progressive Investment
       Management Corporation            File No. 801-32066

     With respect to United States Trust Company of Boston, the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                   Advisors Series Trust
                   Brandes Investment Trust
                   Fleming Mutual Fund Group
                   Fremont Mutual Funds
                   Guinness Flight Investment Funds
                   Jurika & Voyles Fund Group
                   Kayne Anderson Mutual Funds
                   Masters' Select Investment Trust
                   O'Shaughnessy Funds, Inc.
                   PIC Investment Trust
                   Purisima Funds
                   Rainier Investment Management Mutual Funds
                   RNC Mutual Fund Group
                   UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth        President & Treasurer
         Eric Banhazl               Vice President
         Steven J. Paggioli         Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

     c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.  UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 9, 1999.

                                    PROFESSIONALLY MANAGED PORTFOLIOS

                                    By /s/ Steven J. Paggioli
                                       ------------------------------
                                    Steven J. Paggioli
                                    President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Steven J. Paggioli             Trustee                         April 9, 1999
------------------------
Steven J. Paggioli

/s/ Robert M. Slotky               Principal                       April 9, 1999
------------------------           Financial
Robert M. Slotky                   Officer


Dorothy A. Berry                   Trustee                         April 9, 1999
------------------------
*Dorothy A. Berry

Wallace L. Cook                    Trustee                         April 9, 1999
------------------------
*Wallace L. Cook

Carl A. Froebel                    Trustee                         April 9, 1999
------------------------
*Carl A. Froebel

Rowley W. P. Redington             Trustee                         April 9, 1999
------------------------
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     ----------------------
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

                                    EXHIBITS


Exhibit No.                Description
-----------                -----------
99.B4                      Form of Advisory Agreement
99.B9                      Form of Opinion of counsel